Note Guarantees (Credit recourse) - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations
Valuation Allowances And Reserves Balance	$ 58,663	$ 59,438	$ 41,463
Serviced Mortgage Loans
Guarantor Obligations
Loans serviced	20,600,000	15,600,000
Loans with Recourse
Guarantor Obligations
Loans serviced	1,900,000	2,100,000
Loans with Recourse | Serviced Mortgage Loans
Guarantor Obligations
Repurchased Loans	$ 59,000	$ 89,000